Earnings per share (Details) - £ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earnings per share [Abstract]
Basic loss per share (pounds per share)	£ 0.234	£ 0.150	£ 37.100
Weighted average number of ordinary shares (in shares)	87,748,031	33,499,413	20,198,469